Concentrations risks	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Risks and Uncertainties [Abstract]
Concentrations risks

Note 13 – Concentrations risks

(a) Major customers

For the three months ended March 31, 2023 and 2022, no customer accounted for 10% or more of the Company’s total revenues.

As of March 31, 2023 and December 31, 2022, no customer accounted for 10% or more of the total balance of accounts receivable.

(b) Major vendors

For the three months ended March 31, 2023, no vendor accounted for 10% or more of the Company’s total purchases. For the three months ended March 31, 2022, one vendor which is the Company’s related party accounted for approximately 35.4% of the Company’s total purchases.

As of March 31, 2023, two vendors accounted for 27.5% and 18.7% of the Company’s total balance of accounts payable, respectively. As of December 31, 2022, two vendors accounted for 27.9% and 12.1% of the Company’s total balance of accounts payable, respectively.

(c) Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. The Singapore Deposit Insurance Corporation Limited (SDIC) insures deposits in a Deposit Insurance (DI) Scheme member bank or finance company up to approximately $57,000 (SGD 75,000) per account. As of March 31, 2023 and December 31, 2022, the Company had cash balance of $181,395 and $138,710 was maintained at DI Scheme banks in Singapore, of $19,086 and nil was subject to credit risk, respectively. The Federal Deposit Insurance Corporation (FDIC) standard insurance amount is up to $250,000 per depositor per insured bank. As of March 31, 2023 and December 31, 2022, the Company had cash and restricted cash balance of $641,436 and $641,461 was maintained at banks in the United States, of $391,436 and $391,461 was subject to credit risk, respectively. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

The Company is also exposed to risk from accounts receivable and other receivables. These assets are subject to credit evaluations. An allowance has been made for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.

(d) Interest rate risk

The Company is exposed to interest rate risk while the Company has short-term bank, private lender, and third-party loans outstanding. Although interest rates for short-term loans are typically fixed for the terms of the loans, the terms are typically twelve months and interest rates are subject to change upon renewal.

Note 18 – Concentrations risks

(a) Major customers

For the years ended December 31, 2022 and 2021, no customer accounted for 10% or more of the Company’s total revenues.

As of December 31, 2022 and 2021, no customer accounted for 10% or more of the total balance of accounts receivable.

(b) Major vendors

For the year ended December 31, 2022, no vendor accounted for 10% or more of the Company’s total purchases. For the year ended December 31, 2021, one vendor which is the Company’s related party accounted for approximately 37.3% of the Company’s total purchases.

As of December 31, 2022, two vendors accounted for 27.9% and 12.1% of the Company’s total balance of accounts payable, respectively. As of December 31, 2021, one vendor which is the Company’s related party accounted for approximately 87.2% of the total balance of accounts payable.

(c) Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. The Singapore Deposit Insurance Corporation Limited (SDIC) insures deposits in a Deposit Insurance (DI) Scheme member bank or finance company up to approximately $57,000 (SGD 75,000) per account. As of December 31, 2022 and 2021, the Company had cash balance of $138,710 and $180,746 was maintained at DI Scheme banks in Singapore, of $0 and $41,606 was subject to credit risk, respectively. The Federal Deposit Insurance Corporation (FDIC) standard insurance amount is up to $250,000 per depositor per insured bank. As of December 31, 2022 and 2021, the Company had restricted cash balance of $641,461 and $0 was maintained at banks in the United States, of $391,461 and $0 was subject to credit risk, respectively. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

The Company is also exposed to risk from accounts receivable and other receivables. These assets are subjected to credit evaluations. An allowance has been made for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.